Note 12 - Additional Information on the Consolidated Statements of Net Loss and Comprehensive Loss - Net Loss and Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Employee benefits expense, included in research and development expenses	$ 6,530,389	$ 4,475,640	$ 2,352,591
Depreciation of property and equipment, included in research and development expenses	11,602	16,879	20,544
Rent expense, included in research and development expenses	466,604	444,427	360,565
Employee benefits expense, included in general and administrative expenses	6,950,520	3,759,584	1,677,808
Depreciation of property and equipment, included in general and administrative expenses	7,206	8,418	14,511
Amortization of intangible assets, included in general and administrative expenses	193,472	179,392	137,526
Rent expense, included in general and administrative expenses	$ 182,804	$ 120,261	$ 132,110